UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2556

Name of Fund:  Merrill Lynch Ready Assets Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Ready Assets Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments


Merrill Lynch Ready Assets Trust


Schedule of Investments as of September 30, 2006                                                                   (In Thousands)
                                                                     Face         Maturity            Interest
Issue                                                               Amount         Rate*                Date             Value
Certificates of Deposit - European - 1.3%

BNP Paribas, London                                                $    32,000    4.395    %          10/04/2006     $     31,998
Calyon, London                                                          22,000    4.365               10/03/2006           21,999

Total Certificates of Deposit - European (Cost - $54,000)                                                                  53,997


Certificates of Deposit - Yankee - 9.6%

Banco Bilbao Vizcaya Argentaria SA, NY                                  21,000    5.255                4/11/2007           20,977

Barclays Bank Plc, NY                                                   44,000    5.275 (a)           12/20/2006           43,999
                                                                        40,000    5.285 (a)            7/05/2007           39,996

Calyon, NY                                                              27,000    4.80                12/27/2006           26,955
                                                                        18,400    5.20                 3/30/2007           18,376

Canadian Imperial Bank of Commerce, NY                                  27,000    4.75                12/05/2006           26,963
                                                                        56,000    5.41 (a)            10/15/2007           56,000

Credit Suisse, NY                                                       51,000    4.75                11/07/2006           50,961

HBOS Treasury Services Plc, NY                                          15,400    5.28                 1/31/2007           15,391

Royal Bank of Scotland, NY                                              32,000    5.275 (a)           11/16/2006           32,000

Swedbank, NY                                                            18,400    5.199                3/30/2007           18,375

UBS AG, Stanford                                                        51,000    5.30                11/20/2006           51,000

Total Certificates of Deposit - Yankee (Cost - $401,136)                                                                  400,993


Commercial Paper - 50.9%

Amstel Funding Corp.                                                    10,000    5.37                10/05/2006            9,996

Amsterdam Funding Corp.                                                 20,000    5.26                10/13/2006           19,968
                                                                        23,000    5.26                10/20/2006           22,940
                                                                        23,000    5.26                10/31/2006           22,902
                                                                        35,000    5.26                11/14/2006           34,782

Aspen Funding Corp.                                                     15,000    5.28                10/02/2006           15,000
                                                                        11,000    5.38                10/25/2006           10,965
                                                                        12,500    5.36                11/02/2006           12,447
                                                                        12,800    5.36                11/06/2006           12,735

Barclays U.S. Funding Corp.                                             16,000    5.26                11/13/2006           15,904
                                                                        42,000    5.26                11/15/2006           41,730
                                                                        26,000    5.255               12/06/2006           25,754

Barton Capital Corp.                                                    25,000    5.26                10/20/2006           24,934
                                                                        32,417    5.25                11/09/2006           32,245
                                                                        34,000    5.26                11/10/2006           33,806

Beta Finance Inc.                                                       19,000    5.38                10/06/2006           18,989
                                                                        15,500    5.27                10/17/2006           15,466
                                                                        19,000    5.37                10/23/2006           18,942

CAFCO, LLC                                                              15,000    5.27                10/19/2006           14,964
                                                                        25,000    5.25                11/16/2006           24,836

CC (USA) Inc. (Centauri)                                                25,000    5.38                10/23/2006           24,924
                                                                        26,000    5.16                10/24/2006           25,917
                                                                        31,000    5.40                10/26/2006           30,895
                                                                        42,500    5.125               11/22/2006           42,197

CRC Funding, LLC                                                        31,000    5.35                10/11/2006           30,961
                                                                        20,000    5.26                10/17/2006           19,956
                                                                        48,000    5.26                10/26/2006           47,832
                                                                        20,000    5.25                10/31/2006           19,916
                                                                        15,000    5.26                11/09/2006           14,917
                                                                        23,000    5.26                11/14/2006           22,855
                                                                        31,000    5.26                12/13/2006           30,673

Clipper Receivables Corp.                                               16,000    5.26                10/02/2006           16,000
                                                                        26,000    5.26                10/03/2006           25,996
                                                                        38,000    5.26                10/11/2006           37,950

Compass Securitization, LLC                                             10,000    5.28                10/16/2006            9,980
                                                                        55,870    5.26                10/24/2006           55,690
                                                                        33,000    5.27                11/15/2006           32,787

Danske Corp.                                                            47,000    5.03                10/19/2006           46,889

Deutsche Bank AG                                                        28,000    5.26                10/30/2006           27,885

DnB NOR Bank ASA                                                        25,700    5.26                 2/26/2007           25,150
                                                                        31,000    5.26                 2/28/2007           30,328

Dorada Finance Inc.                                                     10,000    5.27                10/17/2006            9,978

FCAR Owner Trust                                                        35,000    5.39                10/05/2006           34,985

Falcon Asset Securitization Corp.                                       50,000    5.26                11/08/2006           49,730
                                                                        40,000    5.26                11/13/2006           39,755

Grampian Funding Ltd.                                                   30,000    5.26                10/12/2006           29,956
                                                                        11,000    5.25                11/03/2006           10,949

Greyhawk Funding, LLC                                                   50,000    5.26                10/24/2006           49,839
                                                                        45,000    5.27                11/01/2006           44,802
                                                                        11,300    5.27                11/27/2006           11,208

HBOS Treasury Services Plc                                              51,000    5.39                12/11/2006           50,481

Jupiter Securitization Corp.                                            14,000    5.28                11/07/2006           13,926

Morgan Stanley                                                          18,500    5.445 (a)           11/17/2006           18,500
                                                                        13,000    5.445 (a)           12/01/2006           13,000

Newport Funding Corp.                                                   10,000    5.35                10/04/2006            9,997
                                                                        43,000    5.36                10/23/2006           42,868
                                                                        19,500    5.25                10/25/2006           19,437
                                                                        12,500    5.36                11/02/2006           12,447

Ranger Funding Co. LLC                                                  50,000    5.26                10/18/2006           49,883
                                                                        25,000    5.26                11/06/2006           24,872
                                                                        25,000    5.26                11/09/2006           24,861

SEB AB                                                                  40,000    5.25                11/21/2006           39,712

Sheffield Receivables Corp.                                             30,000    5.26                10/25/2006           29,899
                                                                        29,000    5.255               10/30/2006           28,881
                                                                        47,000    5.27                11/09/2006           46,739
                                                                        18,801    5.12                11/21/2006           18,665

Societe Generale                                                        25,700    5.255                2/20/2007           25,175

Solitaire Funding LLC                                                   15,000    5.26                10/06/2006           14,991
                                                                        45,000    5.38                10/10/2006           44,947
                                                                        17,000    5.26                10/24/2006           16,945
                                                                        67,500    5.25                11/27/2006           66,952

Surrey Funding Corp.                                                    44,000    5.39                10/16/2006           43,910

Thunder Bay Funding LLC                                                 36,796    5.38                10/05/2006           36,780

UBS Finance (Delaware) LLC                                              48,000    5.25                10/30/2006           47,804

Windmill Funding Corp.                                                  15,000    5.26                10/12/2006           14,978
                                                                        32,000    5.26                11/08/2006           31,827
                                                                        10,000    5.26                11/15/2006            9,939

Total Commercial Paper (Cost - $2,128,538)                                                                              2,128,621


Corporate Notes - 23.5%

ANZ (Delaware) Inc.                                                     27,000    5.31 (a)            10/05/2007           27,000

ASIF Global Financing                                                   15,000    5.34 (a)            10/23/2007           15,000

American Honda Finance Corp.                                            25,500    5.469 (a)            8/08/2007           25,497

Bank of Ireland                                                         12,000    5.30 (a)            10/19/2007           12,000

Beta Finance Inc.                                                       32,000    5.31 (a)             5/30/2007           31,998

CC (USA) Inc. (Centauri)                                                75,000    5.31 (a)            11/17/2006           75,000

Citigroup Global Markets, Inc.                                          39,000    5.57 (a)             1/12/2007           39,011

General Electric Capital Corp.                                          50,000    5.43 (a)            10/17/2007           50,000

Goldman Sachs Group, Inc.                                               51,700    5.38 (a)            10/15/2007           51,700

HSBC Finance Corp.                                                      67,500    5.54 (a)            10/27/2006           67,508
                                                                        39,000    5.36 (a)            10/23/2007           39,000

Lehman Brothers Holdings Inc.                                           46,000    5.37 (a)             6/26/2007           46,005

Links Finance LLC                                                       32,000    5.477 (a)            1/16/2007           32,008
                                                                        27,500    5.435 (a)            1/30/2007           27,505
                                                                        27,500    4.95                 2/12/2007           27,437
                                                                        26,000    5.265                4/25/2007           25,914

MetLife Funding, Inc.                                                   16,500    5.34 (a)            10/05/2007           16,500
                                                                        11,500    5.42 (a)            10/15/2007           11,500

Nationwide Building Society                                             13,000    5.424 (a)           10/26/2007           13,000

Northern Rock Plc                                                       21,500    5.46 (a)            10/09/2007           21,512

Sigma Finance Corp.                                                     97,000    5.313 (a)            4/04/2007           96,997
                                                                        48,000    5.313 (a)            6/11/2007           47,997
                                                                        30,000    5.32 (a)             9/28/2007           29,998

Stanfield Victoria Finance Ltd.                                         35,000    5.32 (a)             6/04/2007           34,998

Toyota Motor Credit Corp.                                               51,000    5.32 (a)             7/19/2007           51,000
                                                                        20,000    5.375 (a)            7/26/2007           20,008

Westpac Banking Corp.                                                   11,000    5.43 (a)            10/11/2007           11,000

White Pine Finance Corp.                                                37,000    5.285 (a)           10/12/2006           37,000

Total Corporate Notes (Cost - $984,208)                                                                                   984,093


Funding Agreements - 4.2%

Jackson National Life Insurance Co. (b)                                 86,000    5.39 (a)             5/01/2007           86,000

Metropolitan Life Insurance Co. (b)                                     20,000    5.41 (a)             4/02/2007           20,000

Monumental Life Insurance Co. (b)                                       20,000    5.475 (a)           11/16/2006           20,000

New York Life Insurance Co. (b)                                         20,000    5.43 (a)            10/18/2006           20,000
                                                                        30,000    5.38 (a)             5/25/2007           30,000

Total Funding Agreements (Cost - $176,000)                                                                                176,000


U.S. Government Agency & Instrumentality Obligations - Non-Discount - 5.4%

Fannie Mae                                                              27,500    4.875                1/11/2008           27,423
                                                                         8,000    4.96                 2/08/2008            7,982
                                                                        20,000    5.25                 4/04/2008           19,993

Federal Farm Credit Banks                                               74,000    5.29 (a)            12/22/2006           73,998
                                                                        13,000    5.28 (a)             2/20/2008           12,998

Federal Home Loan Bank System                                           15,000    3.25                11/29/2006           14,953
                                                                         7,000    3.75                11/30/2006            6,983
                                                                        12,500    3.45                 1/10/2007           12,437
                                                                        10,000    4.00                 6/13/2007            9,911
                                                                         5,300    4.21                 9/14/2007            5,252

Freddie Mac                                                             13,000    4.45                 9/28/2007           12,914
                                                                        10,700    4.705               10/11/2007           10,655
                                                                        11,000    4.75                10/24/2007           10,949

Total U.S. Government Agency & Instrumentality Obligations - Non-Discount (Cost - $226,900)                               226,448




         Face
       Amount   Issue
Repurchase Agreements - 4.7%

  $   100,000   Deutsche Bank Securities Inc., purchased on 9/29/2006 to yield 5.33% to 10/02/2006, repurchase price of $100,044, collateralized by Federal Home Loan Bank System, 3.625% to 5.29% due 11/14/2008 to
                1/15/2010 and Tennessee Valley Authority, 6.79% due 5/23/2012                                             100,000

       96,534   UBS Securities LLC, purchased on 9/29/2006 to yield 5.34% to 10/02/2006, repurchase price of
                $96,577, collateralized by Fannie Mae, 0% to 4.05% due 1/10/2007 to 1/15/2015, Federal Home Loan
                Bank System, 3.375% to 5.75% due 7/21/2008 to 2/28/2018, FICO STRIPS***, due 11/02/2014 to
                9/26/2016, Freddie Mac, due 7/15/2026 to 9/15/2028                                                         96,534

Total Repurchase Agreements (Cost - $196,534)                                                                             196,534

Total Investments (Cost - $4,167,316**) - 99.6%                                                                         4,166,686
Other Assets Less Liabilities - 0.4%                                                                                       16,888
                                                                                                                    -------------
Net Assets - 100.0%                                                                                                 $   4,183,574
                                                                                                                    =============


  * Commercial Paper and certain U.S. Government Agency & Instrumentality
    Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity.
    Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at September 30, 2006.

** The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                              $         4,167,316
                                                ===================
    Gross unrealized appreciation               $               220
    Gross unrealized depreciation                             (850)
                                                -------------------
    Net unrealized depreciation                 $             (630)
                                                ===================


*** Separately Traded Registered Interest and Principal of Securities (STRIPS).

(a) Floating rate security.

(b) Restricted securities as to resale, representing approximately 4.2% of net assets, were as follows:


                                          Acquisition
    Issue                                     Date         Cost       Value

    Jackson National Life Insurance Co.,
    5.39% due 5/01/2007                     5/1/2006   $   86,000   $   86,000
    Metropolitan Life Insurance Co.,
    5.41% due 4/02/2007                     4/3/2006       20,000       20,000
    Monumental Life Insurance Co.,
    5.475% due 11/16/2006                  11/18/2005      20,000       20,000
    New York Life Insurance Co.,
    5.43% due 10/18/2006                   10/19/2005      20,000       20,000
    New York Life Insurance Co.,
    5.38% due 5/25/2007                    5/26/2006       30,000       30,000
                                                       ----------   ----------
    Total                                              $  176,000   $  176,000
                                                       ==========   ==========



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Ready Assets Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Ready Assets Trust


Date:  November 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Ready Assets Trust


Date:  November 17, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Ready Assets Trust


Date:  November 17, 2006